Accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Estimated Useful Life of Intangible Assets

Amortisation is provided at rates calculated to write off the cost less estimated residual value of each asset on a straight-line basis over its estimated useful life as follows:

•	Brand names (with finite lives) – 10-20 years.

•	Customer-related intangibles – 3-10 years.

•	Other proprietary tools – 3-10 years.

•	Other (including capitalised computer software) – 3-5 years.

Summary of Estimated Useful Life of Property, Plant and Equipment

Depreciation is provided at rates calculated to write off the cost less estimated residual value of each asset on a straight-line basis over its estimated useful life, as follows:

•	Freehold buildings – 50 years.

•	Leasehold land and buildings – over the term of the lease or life of the asset, if shorter.

•	Fixtures, fittings and equipment – 3-10 years.

•	Computer equipment – 3-5 years.